Additional Financial Information - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Compensating Balances [Line Items]
Unrealized gain (loss)	$ 16,050	$ (49,842)	$ 53,505
Other	(2,244)	809	(556)
Total other income (expense), net	17,389	(49,033)	50,622
Draftkings
Compensating Balances [Line Items]
Gain (loss) from shares sold	2,608	0	(2,327)
Unrealized gain (loss)	8,406	(35,213)	26,942
Townsquare
Compensating Balances [Line Items]
Gain (loss) from shares sold	975	0	0
Unrealized gain (loss)	$ 7,644	$ (14,629)	$ 26,563